UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Artha Capital Management, Inc.
Address: 300 First Stamford Place
         Suite 440
         Stamford, Connecticut  06902

13F File Number:  028-11485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Yacos
Title:     Chief Financial Officer
Phone:     203.653.5300

Signature, Place, and Date of Signing:

 /s/ Mark Yacos     Stamford, Connecticut/USA     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    8

Form 13F Information Table Value Total:    $77,064 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-14845                     Artha Capital Singapore Pte. Ltd.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105     8318   335000 SH       DEFINED 1              335000
BANCO SANTANDER BRASIL S A     ADS REP 1 UNIT   05967A107    16958  1849300 SH       DEFINED 1             1849300
GRUPO TELEVISA SA              SPON ADR REP ORD 40049J206     8305   393958 SH       DEFINED 1              393958
ISHARES INC                    MSCI BRAZIL      464286400      594     3630 SH  PUT  DEFINED 1                3630
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    21803   440100 SH       DEFINED 1              440100
SINA CORP                      ORD              G81477104     3952    60800 SH       DEFINED 1               60800
SPDR S&P 500 ETF TR            TR UNIT          78462F103      129     1185 SH  PUT  DEFINED 1                1185
TELEFONICA BRASIL SA           SPONSORED ADR    87936R106    17005   555185 SH       DEFINED 1              555185